Segment Reporting (Details) $ in Thousands	3 Months Ended			6 Months Ended			7 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 28, 2025 USD ($)	Jun. 29, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 28, 2025 USD ($)	Jun. 29, 2024 USD ($)	Jul. 29, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 28, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting (Details) [Line Items]
Number of operating segments								2
Number of reportable segments								2
Depreciation expense										$ 55,402		$ 47,341
Amortization expense	$ 13,200			$ 26,200			$ 23,400	$ 21,800	$ 50,415	39,400	$ 40,768	39,100
NV5 Global, Inc. [Member]
Segment Reporting (Details) [Line Items]
Number of operating segments					3				3
Number of reportable segments					3
Number of reportable segments									3
Depreciation expense		$ 4,483	$ 4,025		$ 9,036	$ 7,948
Amortization expense		12,299	13,140		25,123	24,580			$ 50,415		40,768	32,341
Other Direct Costs [Member]
Segment Reporting (Details) [Line Items]
Depreciation expense			1,524						6,018		$ 5,534	5,125
Other Direct Costs [Member] | NV5 Global, Inc. [Member]
Segment Reporting (Details) [Line Items]
Depreciation expense		$ 1,907	$ 1,524		$ 3,665	$ 3,085			$ 6,018	$ 5,534		$ 5,125